Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 94.9%
ARGENTINA — 1.6%
MercadoLibre, Inc.*	7,030	$10,349,144

AUSTRALIA — 2.9%
Cochlear Ltd.	68,653	11,043,176
SEEK Ltd.*	385,533	8,403,388
		19,446,564
BRAZIL — 0.6%
Raia Drogasil SA	857,400	3,832,568

CHINA — 7.1%
Alibaba Group Holding Ltd. ADR*	44,631	10,119,187
Baidu, Inc. ADR*	21,540	4,686,027
Meituan, Class B *	323,200	12,612,620
Ping An Insurance Group Co. of China Ltd., Class H	512,000	6,124,214
Prosus NV*	41,394	4,606,273
Trip.com Group Ltd. ADR*	100,728	3,991,851
Tsingtao Brewery Co., Ltd., Class H	545,943	4,858,995
		46,999,167
FINLAND — 1.5%
Kone Oyj, B Shares	125,174	10,231,243

FRANCE — 4.7%
Kering	9,717	6,705,291
LVMH Moet Hennessy Louis Vuitton SE	11,403	7,616,652
Remy Cointreau SA	54,116	9,995,239
Ubisoft Entertainment SA*	91,053	6,920,547
		31,237,729
GERMANY — 8.3%
adidas AG*	31,940	9,977,766
Auto1 Group SE*	59,888	3,395,652
Bechtle AG	68,772	12,901,321
Nemetschek SE	69,033	4,406,652
Rational AG	6,901	5,360,714
Zalando SE*	194,257	19,034,774
		55,076,879
HONG KONG — 5.8%
AIA Group Ltd.	1,622,200	19,850,489
Jardine Matheson Holdings Ltd.	13,200	864,825
Jardine Strategic Holdings Ltd.	199,100	6,578,514
Techtronic Industries Co., Ltd.	666,500	11,426,348
		38,720,176
INDIA — 0.4%
MakeMyTrip Ltd.*	90,774	2,866,643

JAPAN — 22.3%
Denso Corp.	128,600	8,573,006
Kakaku.com, Inc.	195,200	5,343,093
Kao Corp.	91,000	6,021,350
Keyence Corp.	16,700	7,611,129
Murata Manufacturing Co., Ltd.	130,500	10,504,657
Nidec Corp.	103,000	12,558,567
Olympus Corp.	603,200	12,512,718
Pigeon Corp.	117,500	4,455,503
Recruit Holdings Co., Ltd.	154,800	7,601,642
Shimano, Inc.	45,200	10,795,583
Shiseido Co., Ltd.	181,300	12,193,184
SMC Corp.	26,400	15,374,839
SoftBank Group Corp.	130,800	11,136,003
Sugi Holdings Co., Ltd.	57,800	4,586,738

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
JAPAN (continued)
Suzuki Motor Corp.	147,200	$6,704,862
Sysmex Corp.	110,000	11,873,803
		147,846,677
NETHERLANDS — 3.1%
ASML Holding NV	33,174	20,354,547

NEW ZEALAND — 1.5%
Xero Ltd.*	101,590	9,832,480

PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	503,821	8,478,423

SINGAPORE — 1.4%
United Overseas Bank Ltd.	488,973	9,428,389

SOUTH AFRICA — 1.4%
Naspers Ltd., N Shares	37,640	9,015,173

SOUTH KOREA — 0.2%
Coupang, Inc.*	25,354	1,251,220

SPAIN — 1.5%
Industria de Diseno Textil SA	312,731	10,332,619

SWEDEN — 7.2%
Atlas Copco AB, A Shares	155,977	9,509,489
Atlas Copco AB, B Shares	147,622	7,693,680
Epiroc AB, B Shares	383,354	7,985,873
Investor AB, B Shares	135,362	10,800,506
Nibe Industrier AB, B Shares	375,049	11,631,546
		47,621,094
SWITZERLAND — 1.6%
Compagnie Financiere Richemont SA	114,601	11,004,369

TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	150,830	17,840,172

UNITED KINGDOM — 12.5%
ASOS PLC*	117,913	8,994,357
Auto Trader Group PLC*	1,461,532	11,174,918
Burberry Group PLC*	199,657	5,222,995
Games Workshop Group PLC	4,613	633,774
Hargreaves Lansdown PLC	462,822	9,833,880
HomeServe PLC	401,002	6,639,744
Intertek Group PLC	105,608	8,154,634
John Wood Group PLC*	742,011	2,766,415
Johnson Matthey PLC	168,138	6,984,453
Rightmove PLC*	1,295,237	10,393,818
Trainline PLC*	1,183,666	7,499,489
Weir Group PLC (The)*	179,895	4,409,276
		82,707,753
UNITED STATES — 5.3%
Mettler-Toledo International, Inc.*	20,254	23,407,345
Spotify Technology SA*	44,502	11,924,311
		35,331,656
Total Common Stocks (cost $396,305,286)		629,804,685
PREFERRED STOCKS — 2.7%
GERMANY — 2.7%
Sartorius AG 0.16% (cost $7,325,905)	35,944	17,920,201
TOTAL INVESTMENTS — 97.6% (cost $403,631,191)		$647,724,886
Other assets less liabilities — 2.4%		15,756,981
NET ASSETS — 100.0%		$663,481,867

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$112,137,782	$517,666,903	$—	$629,804,685
Preferred Stocks**	—	17,920,201	—	17,920,201
Total	$112,137,782	$535,587,104	$—	$647,724,886

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.